Business combination - Summary of goodwill recognized as a result of business combination (Details) - KRW (₩) ₩ in Millions			12 Months Ended
		Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill			₩ 13,851	₩ 14,440
Shinhan Venture Investment Co., Ltd.
Disclosure of reconciliation of changes in goodwill [line items]
Consideration transferred in cash		₩ 71,128
Fair value of identifiable net assets	[1]	(58,868)
Noncontrolling Interest	[2]	1,718
Goodwill		₩ 13,978

[1]	The accounting for the acquisition of Shinhan Venture Investment Co., Ltd. was determined using the identifiable assets and liabilities recognized by Shinhan Venture Investment Co., Ltd. at the time of business combination.
[2]	For the year ended December 31, 2020, the non-controlling interests for Shinhan Venture Investment Co., Ltd. were measured at proportionate shares of non-controlling interests in the acquiree’s identifiable net assets for Shinhan Venture Investment Co., Ltd. At the business combination, the goodwill is generated because the transfer price includes the premium of corporate control paid to acquire Shinhan Venture Investment Co., Ltd. The transfer price for the business combination includes expected synergies, future market growth, and the amount related to human resources. These benefits are not recognized separately from goodwill because it does not meet the recognition requirements for identifiable intangible assets.